Condensed Consolidated Interim Balance Sheets - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents	$ 368,000	$ 4,221,000	$ 500,000
Accounts receivable, net	1,134,000	1,264,000	1,427,000
Unbilled revenue	16,000	16,000	113,000
Deferred transaction costs			1,865,000
Prepaid expenses and other current assets	469,000	753,000	219,000
Total current assets	1,987,000	6,254,000	4,124,000
Property and equipment, net	270,000	305,000	348,000
Intangible assets, net	226,000	206,000	187,000
Accounts receivable, net			4,000
Deferred tax assets	11,000	11,000	10,000
Operating lease right-of-use assets	664,000	744,000	870,000
Other assets	14,000	16,000	5,000
Total assets	3,172,000	7,536,000	5,548,000
Current liabilities:
Accounts payable	5,173,000	5,012,000	6,537,000
Accrued expenses and other current liabilities	4,972,000	4,618,000	3,700,000
Deferred revenue			54,000
Convertible notes payable, at fair value, current			8,986,000
Convertible notes payable, current			255,000
Related party loan payable	300,000	300,000	700,000
Operating lease liability, current	89,000	85,000	74,000
Forward purchase derivative liability	8,084,000	9,692,000
Short term debt	119,000	342,000
Total current liabilities	18,737,000	20,049,000	20,306,000
Accounts payable non-current		143,000
Related party convertible notes payable, at fair value			6,524,000
Convertible notes payable			200,000
Warrant liability	72,000	121,000	945,000
Cumulative mandatorily redeemable common and preferred stock liability	1,050,000	1,048,000	1,000,000
Operating lease liability	667,000	751,000	878,000
Total liabilities	20,526,000	22,112,000	29,853,000
Commitments and Contingencies
Stockholder’s deficit:
Convertible preferred stock ($0.0001 par value, 5,000,000 shares authorized as of June 30, 2026 and December 31, 2025, respectively; Nil shares issued as of June 30, 2026 and December 31, 2025, respectively ; Nil shares outstanding as of June 30, 2026 and December 31, 2025)			7,865,000
Common stock ($0.0001 par value, 500,000,000 shares authorized as of June 30,2026 and December 31, 2025; 28,985,302 shares and 28,938,266 shares issued and outstanding as of June 30,2026 and December 31, 2025 respectively)	3,000	3,000	1,000
Additional paid in capital	32,329,000	31,311,000	4,699,000
Treasury stock, at cost (Nil and 438,903 as of December 31,2025 and December 31, 2024, respectively)			(2,903,000)
Share subscription receivable	(11,005,000)	(11,005,000)
Accumulated deficit	(38,950,000)	(35,145,000)	(34,217,000)
Accumulated other comprehensive income	269,000	260,000	250,000
Total stockholders’ deficit	(17,354,000)	(14,576,000)	(24,305,000)
Total liabilities and stockholders’ deficit	$ 3,172,000	$ 7,536,000	$ 5,548,000